Consolidated Statements of Changes in Stockholders' Equity (USD $)	Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings
Beginning Balance at Dec. 31, 2008	$ 71,399,638	$ 969,859	$ 3,530,390	$ (1,305,550)	$ 68,204,939
Beginning Balance (in shares) at Dec. 31, 2008		4,849,296
Net income	7,138,974				7,138,974
Dividends paid ($0.88, $0.85, $0.81 per share in 2011, 2010, 2009 respectively)	(3,931,530)				(3,931,530)
Options exercised (in shares)		36,391
Options exercised	485,748	7,278	478,470
Shares repurchased (in shares)		(47,500)
Shares repurchased	(1,065,574)	(9,500)	(1,056,074)
Stock compensation expense	134,952		134,952
Other comprehensive income (loss), net	435,256			435,256
Ending Balance at Dec. 31, 2009	74,597,464	967,637	3,087,738	(870,294)	71,412,383
Ending Balance (in shares) at Dec. 31, 2009		4,838,187
Net income	7,162,531				7,162,531
Dividends paid ($0.88, $0.85, $0.81 per share in 2011, 2010, 2009 respectively)	(4,110,791)				(4,110,791)
Options exercised (in shares)		16,350
Options exercised	189,161	3,270	185,891
Shares repurchased (in shares)		(16,126)
Shares repurchased	(366,381)	(3,225)	(363,156)
Stock compensation expense	150,748		150,748
Other comprehensive income (loss), net	(1,327,636)			(1,327,636)
Ending Balance at Dec. 31, 2010	76,295,096	967,682	3,061,221	(2,197,930)	74,464,123
Ending Balance (in shares) at Dec. 31, 2010		4,838,411
Net income	7,217,847				7,217,847
Dividends paid ($0.88, $0.85, $0.81 per share in 2011, 2010, 2009 respectively)	(4,261,652)				(4,261,652)
Options exercised (in shares)		5,500
Options exercised	63,385	1,100	62,285
Stock compensation expense	123,702		123,702
Other comprehensive income (loss), net	6,640,839			6,640,839
Ending Balance at Dec. 31, 2011	$ 86,079,217	$ 968,782	$ 3,247,208	$ 4,442,909	$ 77,420,318
Ending Balance (in shares) at Dec. 31, 2011		4,843,911